ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS - Schedule of Disposition (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Assets held for sale
Valuation allowance on assets held for sale	$ (255)
Personal Protective Equipment Business
Assets held for sale
Valuation allowance on assets held for sale		$ (219)
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Assets held for sale
Accounts receivable	489
Inventories	394
Other current assets	47
Investments and long-term receivables	29
Property, plant and equipment—net	153
Goodwill	1,138
Other intangible assets—net	262
Deferred income taxes	136
Other assets	99
Valuation allowance on assets held for sale	(255)
Total Assets held for sale	2,492
Liabilities held for sale
Accounts payable	532
Accrued liabilities	484
Deferred income taxes	0
Other liabilities	182
Total Liabilities held for sale	$ 1,198
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Assets held for sale
Accounts receivable		174
Inventories		197
Other current assets		29
Investments and long-term receivables		4
Property, plant and equipment—net		155
Goodwill		411
Other intangible assets—net		597
Deferred income taxes		0
Other assets		17
Valuation allowance on assets held for sale		(219)
Total Assets held for sale		1,365
Liabilities held for sale
Accounts payable		152
Accrued liabilities		110
Deferred income taxes		124
Other liabilities		22
Total Liabilities held for sale		$ 408